Summary of Significant Accounting Policies - Reconciliation of Cash and Restricted Cash (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash	$ 116,185	$ 48,165		$ 25,639
Restricted cash-short term	3,726	3,552		2,281
Restricted cash-noncurrent	230	230
Total cash and restricted cash	$ 120,141	$ 51,947	$ 12,129	$ 27,920	$ 19,030